Debt Obligations (Details 4) (USD $)	Dec. 31, 2014	Sep. 30, 2014
Debt Obligations Details 1
2015	$ 47,008,084	$ 1,906,040
2016	25,460,444	28,548,192
2017	77,192	4,444
2018	54,560	4,450
Thereafter	52,723	11,275
Long-term Debt and Capital Lease Obligations	$ 30,345,803	$ 30,474,401